S-K 1604, De-SPAC Transaction	Oct. 01, 2026
De Spac Prospectus Summary Board Determination Factors Considered Line Items
De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into private placement units, as further described in this prospectus, (iv) no value is attributed to the warrants and (v) no public shares are redeemed in connection with any shareholder vote to approve an extension of the Combination Period, and (B) assume the issuance of 10,000,000 ordinary shares (or 11,500,000 ordinary shares if the over-allotment option is exercised in full) and 2,875,000 founder shares (up to 375,000 of which are subject to forfeiture if the underwriters’ over-allotment option is not exercised in full), 211,000 ordinary shares included in the private placement units, all of which will be purchased by our Sponsor in a private placement that will close simultaneously with the closing of this offering (or 226,000 ordinary shares if the over-allotment option is exercised in full), and 200,000 representative shares to be issued to Kingswood Capital Partners, LLC upon the closing of this offering (or 230,000 representative shares if the over-allotment option is exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the completion of our initial business combination. The assumed exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders.